Others, Net - Schedule of other nonoperating income expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Others, Net [Abstract]
Government grants	¥ 32,786		¥ 87,468	¥ 42,202
Foreign exchange (losses)/gains	3,108		4,051	(5,005)
Fair value changes of short-term investments	1,049		2,477	28,810
Impairment of long-term investments	(43,740)	$ (6,161)	(10,300)	(7,000)
Donation	(914)		(5,450)	(9,801)
VAT exemption due to the COVID-19 (Note 10)				(5,353)
Loss from lease termination	(551)		(1,168)	(2,809)
Remeasured loss from previously held interest (Note 5)				(2,456)
Others	(3,316)		4,367	(1,915)
Total	¥ (11,578)	$ (1,631)	¥ 81,445	¥ 36,673